UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENTINVESTMENT COMPANIES

Investment Company Act file number:	811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 North LaSalle Street, Suite 645, Chicago, IL 60654

(Address of principal executive offices) (Zip code)

Patrick W. Galley

325 North LaSalle Street, Suite 645

Chicago, IL 60654

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-832-1440

Date of fiscal year end:	09/30

Date of reporting period:	03/31/2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Opportunistic Investment Strategies

Semi-Annual Report

RiverNorth Core Opportunity Fund
RiverNorth/DoubleLine Strategic Income Fund

March 31, 2012

RIVERNORTH℠

Investment Adviser:
RiverNorth Capital Management, LLC
325 N. LaSalle Street, Suite 645
Chicago, IL 60654

RiverNorth Funds	Table of Contents

Semi-Annual Report | March 31, 2012 (Unaudited)	1

RiverNorth Core Opportunity Fund	Portfolio Asset Allocation
March 31, 2012 (Unaudited)

Portfolio asset allocations are approximations made by the Adviser and are subject to change.

Investment Vehicle Allocation(1) (percentages are based on net assets)

Asset Class Allocation(1) (percentages are based on net assets)

* Includes receivables for investments sold and liabilities for investments purchased.

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RiverNorth Core Opportunity Fund	Portfolio Asset Allocation
March 31, 2012 (Unaudited)

Equity Capitalization Allocation(1) (percentages are based on net assets)

Fixed Income Allocation(1) (percentages are based on net assets)

(1) Investments in international markets present special risks including currency fluctuation, the potential for diplomatic and political instability, regulatory and liquidity risks, foreign taxation and differences in auditing and other financial standards. Risks of foreign investing are generally intensified for investments in emerging markets. The Fund invests in securities (Investment Companies) that have underlying exposure to high yield securities and unrated securities of similar credit quality (commonly known as junk bonds ), as well as derivatives of such securities, and therefore is likely to be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. The underlying securities of these investments are considered predominately speculative with respect to the issuers continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these underlying securities and therefore the Fund’s investment in securities that have high yield exposure. Small-Cap and Mid-Cap investing involves greater risk not associated with investing in more established companies, such as greater price volatility, business risk, less liquidity and increased competitive threat. Holdings are subject to change.

Semi-Annual Report | March 31, 2012 (Unaudited)	3

RiverNorth/DoubleLine Strategic IncomeFund	Portfolio Asset Allocation
March 31, 2012 (Unaudited)

Portfolio detail statistics are estimates made by the Adviser and are subject to change.

Strategy (“Sleeve”) Allocation

Credit Quality Distribution(1) (percentages are based on net assets)

Sector Breakdown(1) (percentages are based on net assets)

(1) Holdings subject to change.

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RiverNorth Funds	Disclosure of Fund Expenses
March 31, 2012 (Unaudited)

Expense Example

As a shareholder of the RiverNorth Funds, you incur two types of costs: (1) transaction costs (such as the 2% fee on redemption of Fund shares made within 90 days of purchase); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2011 and held for the six months ended March 31, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/01/2011	Ending Account Value 03/31/2012	Expense Ratio(a)	Expenses Paid During Period(b)
RiverNorth Core Opportunity Fund
Actual	$1,000.00	$1,172.30	1.39%	$7.55
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	1.39%	$7.01
RiverNorth/DoubleLine Strategic Income Fund
Class I Shares
Actual	$1,000.00	$1,063.40	0.93%	$4.80
Hypothetical (5% return before expenses)	$1,000.00	$1,020.35	0.93%	$4.70
Class R Shares
Actual	$1,000.00	$1,062.20	1.17%	$6.03
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	1.17%	$5.91

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), then divided by 366. Note this expense example is typically based on a six-month period.

Semi-Annual Report | March 31, 2012 (Unaudited)	5

RiverNorth Core Opportunity Fund	Schedule of Investments
March 31, 2012 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 61.00%
1,410,887	Adams Express Co.	$15,491,539
532,382	AllianceBernstein Income Fund, Inc.	4,360,209
681,996	BlackRock Credit Allocation Income Trust II, Inc.	7,167,778
243,789	BlackRock Credit Allocation Income Trust III, Inc.	2,737,751
964,545	BlackRock Credit Allocation Income Trust IV, Inc.	12,606,603
83,100	BlackRock Enhanced Equity Dividend Trust	623,250
653,052	Boulder Growth & Income Fund, Inc.	4,094,636
273,671	Boulder Total Return Fund, Inc.(a)	4,666,091
319,433	Calamos Convertible and High Income Fund	4,075,965
986,771	Calamos Strategic Total Return Fund	9,867,710
90,000	Central Europe and Russia Fund, Inc.	3,151,800
535,437	Clough Global Equity Fund	7,008,870
1,524,908	Clough Global Opportunities Fund	17,963,416
515,313	Eaton Vance Enhanced Equity Income Fund	5,699,362
545,910	Eaton Vance Risk-Managed Diversified Equity Income Fund	5,781,187
99,976	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	1,957,530
655,031	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	8,476,101
1,432,510	Eaton Vance Tax-Managed Diversified Equity Income Fund	13,651,820
1,794,249	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	19,808,509
3,350,153	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	29,849,863
497,333	Gabelli Dividend & Income Trust	8,146,315
408,250	General American Investors Co., Inc.	11,839,250
372,490	ING Prime Rate Trust	2,123,193
31,323	Invesco Van Kampen Dynamic Credit Opportunities Fund	365,853
193,067	Invesco Van Kampen Senior Income Trust	947,959
4,575,581	Liberty All Star Equity Fund	22,557,614
141,262	LMP Capital and Income Fund, Inc.	1,891,498
473,714	Macquarie Global Infrastructure Total Return Fund, Inc.	8,740,023
257,738	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	4,185,665
2,042,605	Nuveen Credit Strategies Income Fund	18,342,593
1,290,465	Nuveen Preferred Income Opportunities Fund	11,459,329
124,534	PIMCO Income Opportunity Fund	3,281,471
594,994	PIMCO Income Strategy Fund II	6,045,139
490,419	Royce Focus Trust, Inc.	3,413,316
1,717,633	Royce Value Trust, Inc.	23,857,923
950,325	TCW Strategic Income Fund, Inc.	4,894,174
1,014,796	Tri-Continental Corp.	16,155,552
263,992	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	3,376,458
3,732,391	Zweig Total Return Fund, Inc.	11,943,651

TOTAL CLOSED-END FUNDS
(Cost $294,977,534)		342,606,966

  See Notes to Financial Statements.

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RiverNorth Core Opportunity Fund	Schedule of Investments
March 31, 2012 (Unaudited)

Shares/Description		Value
MUTUAL FUNDS - 5.38%
533,820	Calamos Convertible Fund - Class A	$9,736,884
1,111,161	Eaton Vance Floating-Rate Advantaged Fund	12,111,651
377,277	SunAmerica Focused Alpha Growth Fund(a)	8,368,004

TOTAL MUTUAL FUNDS (Cost $19,870,495)		30,216,539

EXCHANGE-TRADED FUNDS - 9.62%
88,563	Guggenheim Russell Top 50 ETF	9,132,617
26,000	iShares MSCI EAFE Index Fund	1,427,140
176,839	iShares MSCI Emerging Markets Index Fund	7,594,351
24,153	iShares S&P 100 Index Fund	1,546,758
327,568	Powershares FTSE RAFI US 1000 Portfolio	19,817,864
111,000	SPDR Barclays Capital Convertible Securities ETF	4,424,460
100,000	Vanguard MSCI EAFE ETF	3,403,000
153,000	Vanguard MSCI Emerging Markets ETF	6,650,910

TOTAL EXCHANGE-TRADED FUNDS (Cost $43,163,116)		53,997,100

HOLDING & INVESTMENT MANAGEMENT COMPANIES - 0.24%
12,100	Affiliated Managers Group, Inc.(a)	1,352,901

TOTAL HOLDING & INVESTMENT MANAGEMENT COMPANIES (Cost $634,253)		1,352,901

PREFERRED STOCKS - 0.71%
64,103	General American Investors Co., Inc., Series B, 5.950%	1,643,601
92,500	Kayne Anderson MLP Investment Co., Series D, 4.950%	2,349,500

TOTAL PREFERRED STOCKS (Cost $3,825,799)		3,993,101

REAL ESTATE INVESTMENT TRUSTS - 1.48%
313,296	Apollo Commercial Real Estate Finance, Inc.	4,903,082
208,533	Colony Financial, Inc.	3,415,771

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,682,991)		8,318,853

  See Notes to Financial Statements.

Semi-Annual Report | March 31, 2012 (Unaudited)	7

RiverNorth Core Opportunity Fund	Schedule of Investments
March 31, 2012 (Unaudited)

Shares/Description	Value
TOTAL INVESTMENTS - 78.43% (Cost $371,154,188)	$440,485,460
CASH - 20.94%	117,596,465
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.63%	3,531,515

NET ASSETS - 100.00%	$561,613,440

(a)	Non-income producing security.

Common Abbreviations:

EAFE - Europe, Australia, and Far East.

FTSE - Financial Times Stock Exchange.

ETF - Exchange Traded Fund.

MLP – Master Limited Partnership.

MSCI – Morgan Stanley Capital International.

RAFI - Research Affiliates Fundamental Index.

S&P – Standard & Poor’s.

SPDR – Standard & Poor’s Depository Receipts.

  See Notes to Financial Statements.

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RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2012 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 18.25%
44,964	Advent Claymore Convertible Securities and Income Fund II	$309,352
88,306	Advent Claymore Enhanced Growth & Income Fund	883,943
2,351,822	AllianceBernstein Income Fund, Inc.	19,261,422
279,548	Apollo Senior Floating Rate Fund, Inc.	5,006,705
200,957	BlackRock Build America Bond Trust	4,310,528
268,351	BlackRock Credit Allocation Income Trust I, Inc.	2,651,308
478,495	BlackRock Credit Allocation Income Trust II, Inc.	5,028,983
288,748	BlackRock Credit Allocation Income Trust III, Inc.	3,242,640
572,279	BlackRock Credit Allocation Income Trust IV, Inc.	7,479,687
91,167	BlackRock Diversified Income Strategies Fund, Inc.	937,197
111,054	BlackRock Income Opportunity Trust, Inc.	1,163,846
268,088	BlackRock Income Trust, Inc.	1,989,213
20,738	BlackRock Municipal Income Quality Trust	310,655
23,990	BlackRock MuniEnhanced Fund, Inc.	273,486
56,900	Blackstone/GSO Long-Short Credit Income Fund	1,039,563
490,997	Calamos Convertible and High Income Fund	6,265,122
254,937	Calamos Convertible Opportunities and Income Fund	3,258,095
210,828	DWS Global High Income Fund, Inc.	1,703,490
178,346	Eaton Vance Limited Duration Income Fund	2,862,453
96,886	Eaton Vance Senior Income Trust	698,548
198,346	Eaton Vance Short Duration Diversified Income Fund	3,387,750
129,487	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	2,188,330
281,765	Federated Enhanced Treasury Income Fund	4,158,851
77,362	First Trust High Income Long/Short Fund	1,402,573
45,700	First Trust Strategic High Income Fund II	791,067
232,188	Guggenheim Build America Bonds Managed Duration Trust	5,068,664
62,617	Helios Multi-Sector High Income Fund, Inc.	380,085
174,771	Helios Strategic Income Fund, Inc.	1,038,140
1,428,618	ING Prime Rate Trust	8,143,123
489,091	Invesco Van Kampen Dynamic Credit Opportunities Fund	5,712,583
15,600	Invesco Van Kampen Municipal Trust	221,988
1,827,065	Invesco Van Kampen Senior Income Trust	8,970,889
41,400	MFS Multimarket Income Trust	288,972
244,264	Montgomery Street Income Securities, Inc.	3,859,371
242,835	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,634,760
580,400	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	9,425,696
95,553	Nuveen Build America Bond Opportunity Fund	2,003,746
8,700	Nuveen Build American Bond Term Fund	175,566
1,480,229	Nuveen Credit Strategies Income Fund	13,292,456
59,864	Nuveen Dividend Advantage Municipal Fund	872,817
44,324	Nuveen Dividend Advantage Municipal Income Fund	663,087
252,781	Nuveen Multi-Currency Short-Term Government Income Fund	3,341,765
70,566	Nuveen Municipal Opportunity Fund, Inc.	1,030,969
484,261	Nuveen Preferred Income Opportunities Fund	4,300,238

  See Notes to Financial Statements.

Semi-Annual Report | March 31, 2012 (Unaudited)	9

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2012 (Unaudited)

Shares/Description		Value
29,800	Nuveen Premium Income Municipal Fund 2	$447,000
213,841	PIMCO Income Strategy Fund	2,429,234
410,311	PIMCO Income Strategy Fund II	4,168,760
304,846	Putnam Master Intermediate Income Trust	1,569,957
954,708	Putnam Premier Income Trust	5,260,441
978,173	Pyxis Credit Strategies Fund	6,201,617
279,490	The GDL Fund	3,429,342
687,252	Wells Fargo Advantage Multi-Sector Income Fund	10,404,995
141,180	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,721,950
134,433	Western Asset Inflation Management Fund, Inc.	2,386,186
206,765	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	2,644,524
61,822	Western Asset/Claymore Inflation-Linked Securities & Income Fund	787,612

TOTAL CLOSED-END FUNDS
(Cost $184,497,978)		194,481,340

PREFERRED STOCKS - 1.41%
3,909	General American Investors Co., Inc., Series B, 5.950%	100,227
400,000	Kayne Anderson MLP Investment Co., 4.250%	10,060,000
65,571	The GDL Fund, Series B, 7.000%	3,302,155
154,100	Tortoise Energy Capital Corp., 5.000%	1,579,525

TOTAL PREFERRED STOCKS
(Cost $15,075,146)		15,041,907

REAL ESTATE INVESTMENT TRUSTS - 0.38%
169,003	Apollo Commercial Real Estate Finance, Inc.	2,644,897
87,075	Colony Financial, Inc.	1,426,289

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $3,949,907)		4,071,186

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 5.33%
Argentina - 0.02%
$200,000	YPF SA	10.00%	11/02/2028	211,000

				211,000

Australia - 0.15%
1,300,000	Australia & New Zealand Banking Group Ltd.(a)	4.88%	01/12/2021	1,418,758

  See Notes to Financial Statements.

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RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2012 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$200,000	PTTEP Australia International Finance Pty Ltd.(b)	4.15%	07/19/2015	$208,609

				1,627,367

Bermuda - 0.06%
600,000	Inkia Energy Ltd.(b)	8.38%	04/04/2021	624,000

				624,000

Brazil - 0.25%
1,000,000	Banco Bradesco SA(a)	5.75%	03/01/2022	1,009,000
1,200,000	Globo Comunicacao e Participacoes SA(b)(c)	6.25%	07/20/2049	1,288,200
400,000	Votorantim Cimentos SA(a)	7.25%	04/05/2041	410,000

				2,707,200

British Virgin Islands - 0.14%
100,000	C10 Capital SPV Ltd.(b)(d)	6.72%	12/31/2049	67,500
500,000	CNOOC Finance 2011 Ltd.(b)	4.25%	01/26/2021	522,677
400,000	Hongkong Electric Finance Ltd.	4.25%	12/14/2020	411,003
500,000	PCCW-HKT Capital No 4 Ltd.	4.25%	02/24/2016	516,831

				1,518,011

Canada - 0.34%
840,000	Pacific Rubiales Energy Corp.(a)	7.25%	12/12/2021	923,580
400,000	Pacific Rubiales Energy Corp.(b)	7.25%	12/12/2021	439,800
2,225,000	Royal Bank of Canada	2.30%	07/20/2016	2,285,444

				3,648,824

Cayman Islands - 0.80%
200,000	AES Andres Dominicana Ltd.(b)	9.50%	11/12/2020	212,000
600,000	CCL Finance Ltd.(b)	9.50%	08/15/2014	680,700
900,000	EGE Haina Finance Co.(b)	9.50%	04/26/2017	949,500
900,000	Grupo Aval Ltd.(a)	5.25%	02/01/2017	938,250
1,000,000	Gruposura Finance(b)	5.70%	05/18/2021	1,050,000
800,000	Hutchison Whampoa International 11 Ltd.(a)	4.63%	01/13/2022	807,511
200,000	Hutchison Whampoa International 11 Ltd.(b)	4.63%	01/13/2022	201,878
420,649	IIRSA Norte Finance Ltd.(b)	8.75%	05/30/2024	494,810
250,000	Intercorp Retail Trust(a)	8.88%	11/14/2018	271,250
500,000	JBS Finance II Ltd.(b)	8.25%	01/29/2018	514,250
600,000	Odebrecht Finance Ltd.(b)	6.00%	04/05/2023	626,580
1,100,000	Petrobras International Finance Co. - Pifco	5.38%	01/27/2021	1,189,495
600,000	Virgolino de Oliveira Finance Ltd.(a)	11.75%	02/09/2022	598,500

				8,534,724

Chile - 0.39%
800,000	AES Gener SA(b)	5.25%	08/15/2021	846,000

  See Notes to Financial Statements.

Semi-Annual Report | March 31, 2012 (Unaudited)	11

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2012 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$600,000	Automotores Gildemeister SA(a)	8.25%	05/24/2021	$645,900
350,000	Banco del Estado de Chile(a)	3.88%	02/08/2022	348,250
550,000	Celulosa Arauco y Constitucion SA(b)	4.75%	01/11/2022	565,540
600,000	Empresa Nacional del Petroleo(a)	4.75%	12/06/2021	624,484
200,000	Empresa Nacional del Petroleo(b)	4.75%	12/06/2021	208,242
200,000	Inversiones CMPC SA(a)	4.75%	01/19/2018	210,498
100,000	Inversiones CMPC SA(b)	4.75%	01/19/2018	105,275
500,000	Inversiones CMPC SA(b)	6.13%	11/05/2019	564,523

				4,118,712

Colombia - 0.13%
200,000	Banco de Bogota SA(a)	5.00%	01/15/2017	208,000
1,100,000	BanColombia SA	5.95%	06/03/2021	1,170,125

				1,378,125

Costa Rica - 0.12%
600,000	Instit Costa de Electric(a)	6.95%	11/10/2021	633,000
600,000	Instit Costa de Electric(b)	6.95%	11/10/2021	633,000

				1,266,000

European Union - 0.03%
300,000	Eurasian Development Bank(b)	7.38%	09/24/2014	328,500

				328,500

France - 0.11%
1,150,000	France Telecom SA	2.75%	09/14/2016	1,183,923

				1,183,923

Great Britain - 0.28%
803,000	BP Capital Markets PLC	4.75%	03/10/2019	906,667
1,825,000	British Telecommunications PLC	5.95%	01/15/2018	2,121,085

				3,027,752

India - 0.05%
500,000	Reliance Holdings USA, Inc.(a)	5.40%	02/14/2022	498,151

				498,151

Ireland - 0.06%

100,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC(b)	7.88%	09/25/2017	103,650
500,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC(b)	7.75%	02/02/2021	495,625

				599,275

Kazakhstan - 0.00%(e)
60,000	BTA Bank JSC(b)(c)(f)	10.75%	07/01/2018	13,500

				13,500

  See Notes to Financial Statements.

12	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2012 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Kenya - 0.02%
$200,000	Braskem Finance Ltd.(a)	5.75%	04/15/2021	$210,360

				210,360

Luxembourg - 0.30%
100,000	Bank of Moscow OJSC Via Kuznetski Capital(d)	5.97%	11/25/2015	99,140
960,000	Covidien International Finance SA	2.80%	06/15/2015	1,000,915
700,000	Gazprom OAO Via Gaz Capital SA(b)	5.09%	11/29/2015	736,750
700,000	Minerva Luxembourg SA(a)	12.25%	02/10/2022	768,250
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)(d)	6.00%	06/03/2021	197,760
343,273	Tengizchevroil Finance Co. SARL(b)	6.12%	11/15/2014	362,205

				3,165,020

Marshall Islands - 0.05%
485,119	Nakilat, Inc.(b)	6.27%	12/31/2033	529,619

				529,619

Mexico - 0.47%
400,000	Banco Mercantil del Norte SA(b)	4.38%	07/19/2015	418,000
700,000	Banco Mercantil del Norte SA(b)(d)	6.86%	10/13/2021	729,750
1,100,000	Controladora Comercial Mexicana SAB de CV(b)	7.00%	06/30/2018	1,116,500
300,000	Empresas ICA SAB de CV(b)	8.90%	02/04/2021	303,750
500,000	Gruma SAB de CV(b)	7.75%	03/03/2099	505,000
500,000	Grupo Petrotemex SA de CV(b)	9.50%	08/19/2014	556,250
300,000	Grupo Televisa SAB	6.63%	03/18/2025	354,482
100,000	Ixe Banco SA(b)	9.25%	10/14/2020	114,000
500,000	Sigma Alimentos SA de CV(b)	5.63%	04/14/2018	531,250
300,000	Sigma Alimentos SA de CV(b)	6.88%	12/16/2019	339,000

				4,967,982

Myanmar - 0.08%
650,000	Axiata SPV1 Labuan Ltd.	5.38%	04/28/2020	688,859
200,000	IOI Ventures L Bhd	5.25%	03/16/2015	211,441

				900,300

Netherlands - 0.16%
647,000	Koninklijke KPN NV	8.38%	10/01/2030	831,058
200,000	VimpelCom Holdings BV(a)	7.50%	03/01/2022	195,000
700,000	WPE International Cooperatief UA(b)	10.38%	09/30/2020	667,310

				1,693,368

Norway - 0.05%
500,000	Corp. Pesquera Inca SAC(b)	9.00%	02/10/2017	540,625

				540,625

  See Notes to Financial Statements.

Semi-Annual Report | March 31, 2012 (Unaudited)	13

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2012 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Panama - 0.03%
$300,000	Banco Latinoamericano de Comercio Exterior SA(a)	3.75%	04/04/2017	$299,250

				299,250

Peru - 0.43%
300,000	Banco de Credito del Peru(a)	5.38%	09/16/2020	309,000
300,000	Banco de Credito del Peru(b)	5.38%	09/16/2020	309,000
100,000	Banco de Credito del Peru(b)(d)	9.75%	11/06/2069	118,000
1,000,000	Banco Internacional del Peru SAA(b)	5.75%	10/07/2020	1,020,000
100,000	Banco Internacional del Peru SAA(b)(d)	8.50%	04/23/2070	106,750
950,000	Corp. Financiera de Desarrollo SA(a)	4.75%	02/08/2022	983,250
200,000	Corp. Lindley SA(a)	6.75%	11/23/2021	214,000
1,100,000	Volcan Cia Minera SAA(a)	5.38%	02/02/2022	1,141,250
400,000	Volcan Cia Minera SAA(b)	5.38%	02/02/2022	414,860

				4,616,110

Qatar - 0.07%
220,300	Ras Laffan Liquefied Natural Gas Co. Ltd. II(b)	5.30%	09/30/2020	236,822
500,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III(b)	5.84%	09/30/2027	542,500

				779,322

Russia - 0.18%
400,000	Industry & Construction Bank St Petersburg OJSC Via Or-ICB for Industry(d)	5.01%	09/29/2015	396,500
600,000	Vnesheconombank Via VEB Finance PLC(a)	5.38%	02/13/2017	621,000
800,000	VTB Bank OJSC Via VTB Capital SA(b)	6.88%	05/29/2018	849,000

				1,866,500

Singapore - 0.22%
600,000	DBS Bank Ltd.(a)(d)	3.63%	09/21/2022	586,067
400,000	Oversea-Chinese Banking Corp. Ltd.(d)	4.25%	11/18/2019	411,500
1,250,000	Temasek Financial I Ltd.(b)	4.30%	10/25/2019	1,363,369

				2,360,936

South Korea - 0.17%
800,000	Lotte Shopping Co. Ltd.	3.88%	04/07/2016	815,288
800,000	POSCO(a)	4.25%	10/28/2020	788,262
200,000	POSCO(a)	5.25%	04/14/2021	210,916

				1,814,466

United Arab Emirates - 0.17%
200,000	Abu Dhabi National Energy Co.(a)	5.88%	12/13/2021	214,000
400,000	Abu Dhabi National Energy Co.(b)	4.13%	03/13/2017	411,000
400,000	Dolphin Energy Ltd.(a)	5.50%	12/15/2021	423,500

See Notes to Financial Statements.

14	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2012 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$674,320	Dolphin Energy Ltd.(b)	5.89%	06/15/2019	$732,480

				1,780,980

TOTAL FOREIGN CORPORATE BONDS
(Cost $55,708,219)				56,809,902

U.S. CORPORATE BONDS - 8.81%
850,000	3M Co.	5.70%	03/15/2037	1,086,380
1,325,000	Alcoa, Inc.	6.15%	08/15/2020	1,428,207
1,569,000	Altria Group, Inc.	9.25%	08/06/2019	2,112,274
2,100,000	American Express Credit Corp.	2.75%	09/15/2015	2,180,600
1,400,000	Amgen, Inc.	3.88%	11/15/2021	1,435,823
900,000	Anheuser-Busch InBev Worldwide, Inc.	5.38%	11/15/2014	999,919
1,250,000	Aristotle Holding, Inc.(a)	2.10%	02/12/2015	1,266,280
850,000	Arrow Electronics, Inc.	3.38%	11/01/2015	875,832
1,050,000	AT&T, Inc.	5.35%	09/01/2040	1,117,143
1,645,000	Becton Dickinson and Co.	3.13%	11/08/2021	1,671,907
1,667,000	Biogen Idec, Inc.	6.88%	03/01/2018	2,034,290
300,000	Boston Properties LP	5.63%	11/15/2020	342,063
875,000	Boston Properties LP	4.13%	05/15/2021	901,263
1,150,000	Citigroup, Inc.	6.00%	12/13/2013	1,218,836
850,000	Comcast Corp.	5.85%	11/15/2015	980,843
475,000	Comcast Corp.	5.90%	03/15/2016	548,839
950,000	ConocoPhillips	6.50%	02/01/2039	1,262,441
700,000	Covidien International Finance SA	6.00%	10/15/2017	840,543
100,000	Daimler Finance North America LLC	6.50%	11/15/2013	108,939
1,800,000	Daimler Finance North America LLC(a)	1.88%	09/15/2014	1,826,721
266,000	Deutsche Telekom International Finance BV	8.75%	06/15/2030	365,761
965,000	Devon Energy Corp.	6.30%	01/15/2019	1,179,023
1,153,000	Devon Energy Corp.	4.00%	07/15/2021	1,231,557
1,350,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	5.00%	03/01/2021	1,465,248
1,250,000	Duke Energy Corp.	3.55%	09/15/2021	1,292,843
1,305,000	Ecolab, Inc.	2.38%	12/08/2014	1,352,392
2,050,000	General Electric Capital Corp.	2.90%	01/09/2017	2,128,476
936,000	General Mills, Inc.	3.15%	12/15/2021	938,420
675,000	Halliburton Co.	6.15%	09/15/2019	823,605
750,000	Illinois Tool Works, Inc.(a)	3.38%	09/15/2021	767,129
1,250,000	Intel Corp.	3.30%	10/01/2021	1,293,538
1,400,000	International Business Machines Corp.	1.95%	07/22/2016	1,437,807
1,850,000	JP Morgan Chase & Co.	4.95%	03/25/2020	1,998,080

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2012 (Unaudited)	15

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2012 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$225,000	JPMorgan Chase & Co.	4.50%	01/24/2022	$234,447
900,000	Kellogg Co.	7.45%	04/01/2031	1,180,392
1,600,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	1,828,171
889,000	Kraft Foods, Inc.	5.38%	02/10/2020	1,029,063
1,243,000	Marathon Petroleum Corp.	5.13%	03/01/2021	1,353,886
1,250,000	Mattel, Inc.	2.50%	11/01/2016	1,279,832
825,000	MetLife, Inc.	6.38%	06/15/2034	1,015,539
250,000	MetLife, Inc.	5.70%	06/15/2035	290,955
350,000	MidAmerican Energy Holdings Co.	5.95%	05/15/2037	408,978
800,000	MidAmerican Energy Holdings Co.	6.50%	09/15/2037	1,000,074
1,265,000	Motorola Solutions, Inc.	6.00%	11/15/2017	1,465,917
1,789,000	National Rural Utilities Cooperative Finance Corp.	10.38%	11/01/2018	2,597,319
1,325,000	News America, Inc.	6.65%	11/15/2037	1,545,283
1,250,000	Novartis Capital Corp.	4.40%	04/24/2020	1,419,564
1,275,000	Omnicom Group, Inc.	4.45%	08/15/2020	1,373,820
1,075,000	ONEOK Partners LP	6.13%	02/01/2041	1,198,506
975,000	Phillips 66(a)	5.88%	05/01/2042	999,376
150,000	Plains All American Pipeline LP	5.15%	06/01/2042	146,624
625,000	PNC Funding Corp.	6.70%	06/10/2019	761,308
950,000	PNC Funding Corp.	4.38%	08/11/2020	1,032,815
645,000	Simon Property Group LP	5.65%	02/01/2020	739,267
400,000	Simon Property Group LP	4.38%	03/01/2021	425,066
1,625,000	Southern Power Co.	4.88%	07/15/2015	1,792,685
200,000	Southwest Airlines Co.	5.25%	10/01/2014	215,180
100,000	Southwest Airlines Co.	5.75%	12/15/2016	111,951
992,000	Southwest Airlines Co.	5.13%	03/01/2017	1,080,333
900,000	Target Corp.	3.88%	07/15/2020	985,106
500,000	Target Corp.	2.90%	01/15/2022	495,021
721,000	The Boeing Co.	6.88%	03/15/2039	1,006,936
100,000	The Boeing Co.	5.88%	02/15/2040	125,637
2,550,000	The Coca-Cola Co.	1.80%	09/01/2016	2,606,429
1,050,000	The Goldman Sachs Group, Inc.	5.75%	01/24/2022	1,081,792
2,275,000	The Korea Development Bank	4.38%	08/10/2015	2,408,922
300,000	The Kroger Co.	5.50%	02/01/2013	311,982
900,000	The Kroger Co.	7.50%	01/15/2014	1,003,698
2,000,000	Time Warner Cable, Inc.	5.00%	02/01/2020	2,211,200
950,000	Transocean, Inc.	6.00%	03/15/2018	1,052,728
1,250,000	United Parcel Service, Inc.	3.13%	01/15/2021	1,311,421
1,250,000	Valero Energy Corp.	6.13%	02/01/2020	1,437,930
2,000,000	Wal-Mart Stores, Inc.	3.25%	10/25/2020	2,096,332
1,565,000	Waste Management, Inc.	6.13%	11/30/2039	1,905,574
905,000	WellPoint, Inc.	5.25%	01/15/2016	1,014,995
925,000	WellPoint, Inc.	5.88%	06/15/2017	1,081,044

See Notes to Financial Statements.

16	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2012 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$2,100,000	Wells Fargo & Co.	4.60%	04/01/2021	$2,255,413
725,000	Wynn Las Vegas LLC	7.75%	08/15/2020	800,219
1,600,000	Xerox Corp.	4.25%	02/15/2015	1,700,560

TOTAL U.S. CORPORATE BONDS
(Cost $92,677,026)				93,932,312

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 1.14%
2,450,000	Corp. Andina de Fomento	3.75%	01/15/2016	2,551,628
250,000	Hydro Quebec	2.00%	06/30/2016	257,385
100,000	Hydro Quebec	7.50%	04/01/2016	121,760
1,650,000	Mexico Government International Bond	5.63%	01/15/2017	1,916,475
600,000	Mexico Government International Bond	3.63%	03/15/2022	615,000
1,900,000	Pemex Project Funding Master Trust	6.63%	06/15/2035	2,185,000
700,000	Province of Ontario Canada	2.30%	05/10/2016	725,493
500,000	Qatar Government International Bond(a)	4.50%	01/20/2022	524,400
1,200,000	Qatar Government International Bond(b)	4.50%	01/20/2022	1,258,560
400,000	Russian Foreign Bond - Eurobond(a)	4.50%	04/04/2022	402,400
200,000	Russian Foreign Bond - Eurobond(a)	5.63%	04/04/2042	201,500
1,100,000	South Africa Government International Bond	4.67%	01/17/2024	1,130,250
250,000	Wakala Global Sukuk Bhd(b)	4.65%	07/06/2021	270,967

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $11,882,412)				12,160,818

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 24.77%
	Adjustable Rate Mortgage Trust
2,789,911	Series 2005-7(d)	5.18%	10/25/2035	2,115,804
	American Home Mortgage Investment Trust
311,823	Series 2007-A(a)(c)	6.10%	01/25/2037	181,752
	Banc of America Alternative Loan Trust
186,644	Series 2005-6	6.00%	07/25/2035	168,466
841,489	Series 2005-6	5.50%	07/25/2035	751,644

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2012 (Unaudited)	17

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2012 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Banc of America Funding Corp.
$1,338,831	Series 2006-2	5.50%	03/25/2036	$1,327,287
3,630,780	Series 2006-A(d)	5.43%	02/20/2036	2,886,891
2,528,343	Series 2008-R2(a)	6.00%	09/25/2037	2,552,147
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
45,730,066	Series 2005-5(d)	0.04%	10/10/2045	23,871
100,000	Series 2007-1	5.45%	01/15/2017	113,111
305,000	Series 2007-4(d)	5.72%	02/10/2051	347,343
	Banc of America Mortgage Securities, Inc.
505,649	Series 2004-8	5.50%	09/25/2024	515,220
4,766,314	Series 2005-E(d)	5.36%	06/25/2035	4,461,475
	Bank of America-First Union NB Commercial Mortgage
45,000	Series 2001-3(a)	6.56%	04/11/2037	45,058
	BCAP LLC Trust
413,919	Series 2007-AA2(d)	7.50%	04/25/2037	371,483
268,559	Series 2007-AA2	6.00%	04/25/2037	188,661
500,000	Series 2010-RR6(a)(d)	8.90%	08/26/2022	491,254
	Bear Stearns Alt-A Trust
3,324,601	Series 2004-11(d)	2.99%	11/25/2034	2,261,836
3,033,221	Series 2005-3(d)	2.67%	04/25/2035	1,849,085
3,619,523	Series 2006-6(d)	4.98%	11/25/2036	2,192,381
	Bear Stearns Asset Backed Securities Trust
1,276,362	Series 2005-HE3(d)	0.92%	03/25/2035	1,002,850
4,511,756	Series 2006-AC1(c)	5.75%	02/25/2036	3,022,336
	Bear Stearns Commercial Mortgage Securities
408,228	Series 2001-TOP2(d)	6.83%	02/15/2035	409,869
100,000	Series 2006-PW13(d)	5.58%	08/11/2016	106,833
	Chase Mortgage Finance Corp.
1,560,950	Series 2007-S3	5.50%	05/25/2037	1,536,521
	Citicorp Mortgage Securities, Inc.
2,083,335	Series 2007-1	6.00%	01/25/2037	2,028,272
2,044,594	Series 2007-2	5.50%	02/25/2037	1,811,517
	Citigroup Commercial Mortgage Trust
63,000	Series 2004-C1(d)	5.36%	04/15/2040	65,331
250,000	Series 2005-C3(d)	4.83%	05/15/2043	260,779
285	Series 2006-C4(d)	5.73%	03/15/2049	285
265,000	Series 2006-C4(d)	5.73%	03/15/2049	287,807
	Citigroup Mortgage Loan Trust, Inc.
1,800,000	Series 2006-WF1(c)	6.08%	03/25/2036	1,065,256
2,455,668	Series 2007-OPX1(c)	6.33%	01/25/2037	1,270,383

See Notes to Financial Statements.

18	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2012 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$2,000,000	Series 2008-AR4(a)(d)	3.07%	11/25/2038	$1,118,886
1,400,000	Series 2008-AR4(a)(d)	5.32%	11/25/2038	745,202
1,485,358	Series 2010-8(a)(d)	11.43%	11/25/2036	1,062,031
4,604,681	Series 2010-8(a)(d)	9.65%	12/25/2036	3,067,869
	Citigroup/Deutsche Bank Commercial Mortgage Trust
473,131	Series 2005-CD1(d)	0.36%	07/15/2044	471,853
35,000	Series 2006-CD3	5.65%	10/15/2048	35,889
250,000	Series 2007-CD4	5.32%	03/11/2012	274,435
150,000	Series 2007-CD4	5.28%	12/11/2049	156,337
30,521,497	Series 2007-CD5(a)(d)	0.18%	11/15/2044	154,072
	Citimortgage Alternative Loan Trust
2,019,374	Series 2007-A1	6.00%	01/25/2037	1,309,219
397,764	Series 2007-A1(d)	5.16%	01/25/2037	68,121
712,407	Series 2007-A3(d)	5.16%	03/25/2037	120,574
309,565	Series 2007-A3(d)	6.00%	03/25/2037	218,764
10,832,681	Series 2007-A4	5.75%	04/25/2037	7,388,181
2,405,765	Series 2007-A4	5.75%	04/25/2037	1,673,383
2,152,119	Series 2007-A6	5.50%	06/25/2037	1,515,070
	Commercial Mortgage Acceptance Corp.
222,019	Series 1998-C2(a)(d)	5.44%	09/15/2030	230,678
	Commercial Mortgage Asset Trust
250,000	Series 1999-C1(d)	7.23%	01/17/2032	266,513
	Commercial Mortgage Pass Through Certificates
175,000	Series 2006-C7(d)	5.77%	06/10/2046	183,295
1,197,625	Series 2010-C1(a)(d)	2.43%	07/10/2046	83,162
100,000	Series 2011-THL(a)	5.95%	08/09/2016	101,869
1,000,000	Series 2012-LC4(a)(d)	2.72%	12/10/2044	159,036
	Countrywide Alternative Loan Trust
1,126,256	Series 2005-20CB	5.50%	07/25/2035	952,705
426,346	Series 2005-54CB	5.50%	11/25/2035	318,514
1,000,000	Series 2005-6CB	5.50%	04/25/2035	850,404
902,798	Series 2005-85CB(d)	20.75%	02/25/2036	1,140,041
4,274,933	Series 2005-85CB(d)	1.34%	02/25/2036	2,706,725
1,086,623	Series 2005-86CB	5.50%	02/25/2036	780,525
2,221,781	Series 2005-9CB(d)	4.81%	05/25/2035	289,394
1,251,003	Series 2005-9CB(d)	0.74%	05/25/2035	857,714
846,674	Series 2006-12CB(d)	5.75%	05/25/2036	498,137
3,780,649	Series 2006-15CB	6.50%	06/25/2036	2,285,917
584,375	Series 2006-30T1	6.25%	11/25/2036	460,139
407,205	Series 2006-32CB	5.50%	11/25/2036	277,688
816,246	Series 2006-36T2(d)	26.95%	12/25/2036	1,108,377
3,318,997	Series 2007-19	6.00%	08/25/2037	2,389,014

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2012 (Unaudited)	19

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2012 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$3,453,792	Series 2007-23CB(d)	6.26%	09/25/2037	$734,546
3,616,446	Series 2007-23CB(d)	0.74%	09/25/2037	1,860,806
	Countrywide Asset-Backed Certificates
2,500,000	Series 2005-12(c)	5.56%	02/25/2036	2,397,630
	Countrywide Home Loan Mortgage Pass Through Trust
300,000	Series 2005-J4	5.50%	11/25/2035	269,251
1,473,231	Series 2007-17	6.00%	10/25/2037	1,393,364
1,461,875	Series 2007-3	6.00%	04/25/2037	1,215,657
2,000,000	Series 2007-7	5.75%	06/25/2037	1,767,396
	Credit Suisse First Boston Mortgage Securities Corp.
250,000	Series 1998-C2(a)(d)	6.75%	11/15/2030	271,296
217,846	Series 2005-10	5.50%	11/25/2035	169,005
210,024	Series 2005-8	5.50%	08/25/2025	189,104
	Credit Suisse Mortgage Capital Certificates
481,502	Series 2006-1	6.00%	02/25/2036	339,501
521,929	Series 2006-4	5.50%	05/25/2021	504,322
1,813,597	Series 2006-5	6.25%	06/25/2036	911,701
2,715,461	Series 2006-7	5.00%	08/25/2036	2,102,022
202,706	Series 2006-9	6.00%	11/25/2036	179,648
80,000	Series 2006-C3(d)	5.81%	06/15/2038	84,637
119,342,587	Series 2006-C4(a)(d)	0.56%	09/15/2039	1,019,424
685,700	Series 2007-2	5.00%	03/25/2037	670,224
833,116	Series 2007-3(d)	5.84%	04/25/2037	451,885
188,256	Series 2007-4	6.00%	06/25/2037	156,068
2,983,201	Series 2010-7R(a)(d)	14.00%	04/26/2037	1,923,102
	Crest Dartmouth Street
1,000,000	Series 2003-1A(a)(d)	1.97%	06/28/2038	912,500
	CSAB Mortgage Backed Trust
8,781,274	Series 2006-2(c)	5.70%	09/25/2036	2,350,923
252,200	Series 2007-1(d)	5.90%	05/25/2037	136,981
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust
904,485	Series 2005-6(d)	4.84%	12/25/2035	119,904
448,052	Series 2005-6(d)	1.64%	12/25/2035	254,531
	Deutsche Mortgage Securities, Inc.
316,783	Series 2006-PR1(a)(d)	11.79%	04/15/2036	340,870
	First Horizon Alternative Mortgage Securities
245,914	Series 2005-FA6	5.50%	09/25/2035	200,694
276,966	Series 2006-FA7	6.25%	12/25/2036	202,836
475,673	Series 2007-FA2	6.00%	04/25/2037	318,451

  See Notes to Financial Statements.

20	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2012 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	GE Capital Commercial Mortgage Corp.
$1,065,000	Series 2002-2A(a)(d)	6.31%	08/11/2036	$1,068,463
150,000	Series 2005-C4(d)	5.31%	11/10/2015	155,857
	GMAC Commercial Mortgage Securities, Inc.
200,000	Series 2006-C1(d)	5.29%	11/10/2045	204,730
	Greenwich Capital Commercial Funding Corp.
10,000	Series 2004-FL2A(a)(d)	0.66%	11/05/2019	9,388
250,000	Series 2007-GG9	5.44%	03/10/2039	276,108
	GS Mortgage Securities Corp. II
250,000	Series 2006-GG6(d)	5.62%	04/10/2038	258,605
19,899,572	Series 2006-GG6(a)(d)	0.07%	04/10/2038	30,864
20,000	Series 2007-GG10(d)	5.79%	08/10/2045	22,273
593,399	Series 2011-GC3(a)(d)	1.16%	03/10/2044	32,314
	GSAA Trust
900,635	Series 2005-7(d)	4.48%	05/25/2035	872,536
867,890	Series 2006-18(c)	5.68%	11/25/2036	460,509
295,194	Series 2006-6(d)	5.07%	03/25/2036	156,138
1,537,420	Series 2007-2(c)	6.10%	03/25/2037	919,306
	HSBC Asset Loan Obligation
1,066,654	Series 2007-2	5.50%	09/25/2037	1,036,698
4,941,479	Series 2007-2	6.00%	09/25/2037	4,097,593
	Indymac IMJA Mortgage Loan Trust
5,585,133	Series 2007-A1	6.00%	08/25/2037	4,678,281
	Indymac IMSC Mortgage Loan Trust
2,720,224	Series 2007-F2	6.50%	07/25/2037	1,461,900
	Indymac Index Mortgage Loan Trust
3,935,628	Series 2005-AR35(d)	5.32%	02/25/2036	2,763,023
2,000,000	Series 2007-FLX1(d)	0.42%	02/25/2037	1,640,614
	Jefferies & Co.
4,001,304	Series 2010-R7(a)(d)	1.24%	09/26/2035	3,662,874
	JP Morgan Alternative Loan Trust
933,389	Series 2005-S1	6.00%	12/25/2035	726,800
316,216	Series 2006-S1	5.00%	02/25/2021	273,215
2,565,392	Series 2006-S3(c)	6.12%	08/25/2036	2,353,537
	JP Morgan Chase Commercial Mortgage Securities Corp.
315,000	Series 2006-CB16	5.55%	05/12/2045	354,028
9,127,907	Series 2006-LDP8(d)	0.55%	05/15/2045	183,580
200,000	Series 2007-C1	5.72%	11/15/2017	222,089
100,000	Series 2007-CB18(d)	5.47%	02/12/2017	103,364
100,000	Series 2007-CB19(d)	5.74%	05/12/2017	98,938
90,000	Series 2007-CB19(d)	5.74%	02/12/2049	101,697

  See Notes to Financial Statements.

Semi-Annual Report | March 31, 2012 (Unaudited)	21

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2012 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$200,000	Series 2007-CB20(d)	5.79%	08/12/2017	$230,130
150,000	Series 2011-C5(a)(d)	5.31%	08/15/2046	165,437
125,000	Series 2011-PLSD(a)	3.36%	11/13/2016	130,981
	JP Morgan Mortgage Acquisition Corp.
500,000	Series 2006-CH2(c)	5.46%	10/25/2036	276,310
4,000,000	Series 2007-CH1(c)	5.73%	05/25/2015	2,932,036
	JP Morgan Mortgage Trust
3,714,839	Series 2007-S3	6.00%	07/25/2037	3,078,127
680,665	Series 2007-S3	6.00%	08/25/2037	538,358
	JP Morgan Reremic
3,948,845	Series 2011-1(a)(d)	7.27%	06/26/2037	2,507,912
	LB-UBS Commercial Mortgage Trust
650,000	Series 2001-C2(a)	7.29%	09/15/2034	654,182
250,000	Series 2004-C2	4.37%	03/15/2036	263,533
3,874,283	Series 2006-C7(a)(d)	0.67%	11/15/2038	95,067
5,165,711	Series 2006-C7(a)(d)	0.29%	11/15/2038	92,218
	Lehman Mortgage Trust
1,891,000	Series 2006-6	5.50%	10/25/2036	1,235,659
5,393,029	Series 2006-7(d)	0.49%	11/25/2036	777,691
5,393,029	Series 2006-7(d)	7.51%	11/25/2036	1,515,878
3,188,663	Series 2006-8(d)	0.66%	12/25/2036	1,434,838
3,188,663	Series 2006-8(d)	6.34%	12/25/2036	765,279
4,654,594	Series 2007-10	6.00%	01/25/2038	4,241,559
1,011,824	Series 2007-10	6.50%	01/25/2038	907,364
	Lehman XS Trust
1,659,817	Series 2006-5(c)	5.89%	04/25/2036	1,414,055
	MASTR Asset Securitization Trust
372,816	Series 2003-1	5.75%	02/25/2033	372,315
420,375	Series 2003-2	5.75%	04/25/2033	420,576
417,531	Series 2005-1	5.00%	05/25/2035	421,349
	Merrill Lynch Mortgage Trust
200,000	Series 2005-CKI1(d)	5.22%	11/12/2037	211,196
	Merrill Lynch/Countrywide Commercial Mortgage Trust
90,000	Series 2006-3(d)	5.46%	09/12/2016	92,405
55,000	Series 2007-8(d)	5.90%	08/12/2049	58,972
	Morgan Stanley Capital I
95,000	Series 2005-HQ7(d)	5.20%	11/14/2042	102,626
99,972	Series 2006-HQ9	5.69%	07/12/2044	103,983
150,000	Series 2006-HQ9(d)	5.77%	07/12/2044	164,058
45,000	Series 2007-HQ11(d)	5.45%	02/12/2044	50,591
44,730	Series 2007-HQ12(d)	0.49%	04/12/2049	43,180
89,459	Series 2007-HQ12(d)	5.60%	04/12/2049	92,101
9,862,055	Series 2011-C1(a)(d)	0.99%	09/15/2047	382,756

  See Notes to Financial Statements.

22	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2012 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Morgan Stanley Mortgage Loan Trust
$7,465,357	Series 2005-3AR(d)	2.64%	07/25/2035	$5,010,240
472,384	Series 2006-11	6.00%	08/25/2036	323,865
3,115,031	Series 2006-7(d)	5.67%	06/25/2036	2,151,290
2,696,704	Series 2006-7	6.00%	06/25/2036	1,872,831
786,611	Series 2007-3XS(c)	5.70%	01/25/2047	431,335
	Morgan Stanley Reremic Trust
973,264	Series 2011-R1(a)(d)	5.94%	02/26/2037	905,136
	Nomura Asset Acceptance Corp.
2,000,000	Series 2005-AP3(d)	5.32%	08/25/2035	1,259,070
	N-Star Real Estate CDO Ltd.
206,511	Series 2004-2A(a)(d)	0.59%	06/28/2039	203,349
	PHH Alternative Mortgage Trust
4,556,421	Series 2007-2	6.00%	05/25/2037	3,531,737
	Prime Mortgage Trust
480,742	Series 2006-1	5.50%	06/25/2036	376,112
182,828	Series 2006-DR1(a)	5.50%	05/25/2035	158,334
	RBSGC Mortgage Pass Through Certificates
635,293	Series 2008-B(a)	6.00%	06/25/2037	532,201
	Residential Accredit Loans, Inc.
897,064	Series 2004-QS15	5.25%	11/25/2034	842,589
960,120	Series 2006-QS4	6.00%	04/25/2036	632,289
2,144,005	Series 2006-QS6	6.00%	06/25/2036	1,410,863
3,009,092	Series 2006-QS6	6.00%	06/25/2036	1,980,133
890,308	Series 2006-QS7(d)	5.36%	06/25/2036	146,538
296,769	Series 2006-QS7(d)	0.64%	06/25/2036	149,146
5,645,013	Series 2006-QS7	6.00%	06/25/2036	3,743,242
367,992	Series 2006-QS8(d)	0.69%	08/25/2036	168,889
1,115,458	Series 2006-QS8(d)	5.31%	08/25/2036	184,247
6,999,790	Series 2007-QS3	6.50%	02/25/2037	4,534,835
233,610	Series 2007-QS6	6.25%	04/25/2037	155,315
32,914	Series 2007-QS6(d)	52.99%	04/25/2037	65,655
500,000	Series 2008-QR1	6.00%	08/25/2036	241,006
	Residential Asset Mortgage Products, Inc.
209,257	Series 2004-RS4(d)	5.07%	04/25/2034	195,529
2,888,569	Series 2006-RS5(d)	0.41%	09/25/2036	2,073,207
	Residential Asset Securities Corp.
2,500,000	Series 2004-KS6(d)	5.85%	07/25/2034	1,976,732
1,919,207	Series 2005-KS4(d)	0.65%	05/25/2035	1,829,398
8,752,000	Series 2006-EMX6(d)	0.39%	07/25/2036	5,758,781
5,500,000	Series 2007-KS4(d)	0.42%	05/25/2037	4,543,380
	Residential Asset Securitization Trust
1,110,861	Series 2006-A1	6.00%	04/25/2036	811,440

  See Notes to Financial Statements.

Semi-Annual Report | March 31, 2012 (Unaudited)	23

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2012 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$2,393,120	Series 2006-A2	6.00%	05/25/2036	$1,675,538
1,613,541	Series 2006-A6	6.50%	07/25/2036	871,094
254,741	Series 2006-A8	6.50%	08/25/2036	148,804
1,172,076	Series 2006-A8	6.00%	08/25/2036	898,559
539,275	Series 2006-A8(d)	5.66%	08/25/2036	108,435
3,309,541	Series 2007-A1	6.00%	03/25/2037	2,158,506
6,948,626	Series 2007-A2	6.00%	04/25/2037	5,335,065
244,210	Series 2007-A6	6.00%	06/25/2037	175,432
	Residential Funding Mortgage Securities I
4,126,488	Series 2006-S3	5.50%	03/25/2036	3,458,195
988,933	Series 2006-S6	6.00%	07/25/2036	853,158
1,631,474	Series 2007-S3	6.00%	03/25/2037	1,315,193
1,392,960	Series 2007-S6	6.00%	06/25/2037	1,144,412
	Structured Adjustable Rate Mortgage Loan Trust
2,485,349	Series 2005-15(d)	2.63%	07/25/2035	1,660,089
	Structured Asset Securities Corp.
2,488,553	Series 2003-35(d)	5.15%	12/25/2033	2,497,024
2,249,258	Series 2004-15	4.75%	09/25/2019	2,266,157
546,582	Series 2005-RF1(a)(d)	0.59%	03/25/2035	433,884
546,582	Series 2005-RF1(a)(d)	5.52%	03/25/2035	76,427
	TBW Mortgage Backed Pass Through Certificates
2,337,961	Series 2006-2	7.00%	07/25/2036	841,783
	TIAA Seasoned Commercial Mortgage Trust
250,000	Series 2007-C4(d)	5.71%	08/15/2039	263,917
	Wachovia Bank Commercial Mortgage Trust
125,000	Series 2005-C22(d)	5.32%	12/15/2044	132,560
19,560,932	Series 2006-C27(a)(d)	0.07%	07/15/2045	144,164
1,786,316	Series 2006-C29(d)	0.38%	11/15/2048	26,398
	Washington Mutual Alternative Mortgage Pass Through Certificates
200,000	Series 2005-9	5.50%	11/25/2035	131,843
1,443,294	Series 2006-5	6.00%	07/25/2036	835,586
	Washington Mutual Alternative Mortgage Pass-Through Certificates
5,516,522	Series 2005-1	6.00%	03/25/2035	5,033,060
	Wells Fargo Alternative Loan Trust
2,607,877	Series 2007-PA2(d)	0.67%	06/25/2037	1,438,130
2,607,877	Series 2007-PA2(d)	5.83%	06/25/2037	488,980

  See Notes to Financial Statements.

24	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2012 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,160,793	Series 2007-PA3	5.75%	07/25/2037	$900,481
4,379,734	Series 2007-PA5	6.25%	11/25/2037	4,012,493
	Wells Fargo Mortgage Backed Securities Trust
3,000,000	Series 2006-11	6.00%	09/25/2036	2,683,575
647,846	Series 2006-2	5.50%	03/25/2036	548,230
407,520	Series 2006-2	5.75%	03/25/2036	404,457
1,246,209	Series 2007-10	6.00%	07/25/2037	1,134,717
3,442,690	Series 2007-13	6.00%	09/25/2037	3,281,479
3,940,985	Series 2007-14	6.00%	10/25/2037	3,782,392
3,281,060	Series 2007-2	6.00%	03/25/2037	2,946,208
2,123,117	Series 2007-5	5.50%	05/25/2037	2,095,852
4,244,153	Series 2007-8	6.00%	07/25/2037	3,863,070
2,500,000	Series 2007-8	6.00%	07/25/2037	2,450,172
	Wells Fargo Mortgage Loan Trust
4,840,588	Series 2012-RR1(a)(d)	2.85%	08/27/2037	4,848,526

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $259,497,783)				264,041,623

U.S. GOVERNMENT BONDS AND NOTES -11.56%
10,400,000	U.S. Treasury Bonds	3.63%	08/15/2019	11,799,122
8,280,000	U.S. Treasury Bonds	3.13%	05/15/2021	9,009,675
790,000	U.S. Treasury Bonds	8.00%	11/15/2021	1,199,442
1,675,000	U.S. Treasury Bonds	6.13%	11/15/2027	2,364,368
1,600,000	U.S. Treasury Bonds	4.75%	02/15/2037	2,019,250
8,300,000	U.S. Treasury Bonds	4.25%	11/15/2040	9,740,830
17,350,000	U.S. Treasury Notes	0.50%	05/31/2013	17,402,866
31,300,000	U.S. Treasury Notes	1.88%	04/30/2014	32,270,801
11,140,000	U.S. Treasury Notes	1.25%	10/31/2015	11,363,669
9,000,000	U.S. Treasury Notes	2.75%	11/30/2016	9,721,404
3,810,000	U.S. Treasury Notes	1.88%	09/30/2017	3,945,137
11,735,000	U.S. Treasury Notes	2.38%	05/31/2018	12,418,012

TOTAL U.S. GOVERNMENT BONDS AND NOTES (Cost $124,456,638)				123,254,576

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES -17.75%
	Federal Home Loan Mortgage Corp. REMICS
5,371,128	Series 2003-2663	5.00%	08/15/2033	6,179,521
3,813,947	Series 2003-2722(d)	9.62%	12/15/2033	4,420,834
924,343	Series 2005-R003	5.50%	10/15/2035	1,054,168

  See Notes to Financial Statements.

Semi-Annual Report | March 31, 2012 (Unaudited)	25

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2012 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$436,241	Series 2007-3261(d)	6.19%	01/15/2037	$63,055
5,292,831	Series 2007-3262(d)	6.16%	01/15/2037	714,564
8,120,862	Series 2007-3301(d)	5.86%	04/15/2037	1,059,139
5,838,041	Series 2007-3303(d)	5.86%	04/15/2037	733,474
11,008,878	Series 2007-3303(d)	5.84%	04/15/2037	1,375,945
8,496,041	Series 2007-3382(d)	5.76%	11/15/2037	1,141,086
7,055,713	Series 2007-3384(d)	6.07%	08/15/2036	899,942
5,483,055	Series 2007-3384(d)	6.15%	11/15/2037	808,427
5,244,375	Series 2008-3417(d)	5.94%	02/15/2038	708,804
144,611,189	Series 2008-3423(d)	0.35%	03/15/2038	1,322,035
7,444,716	Series 2008-3423(d)	5.41%	03/15/2038	871,412
3,785,383	Series 2009-3523(d)	5.76%	04/15/2039	497,168
655,778	Series 2009-3524	5.78%	06/15/2038	701,074
592,386	Series 2009-3549(d)	5.56%	07/15/2039	71,452
5,855,242	Series 2009-3560(d)	6.16%	11/15/2036	972,919
4,161,368	Series 2010-3630(d)	1.93%	03/15/2017	158,448
1,500,000	Series 2010-3641	4.50%	03/15/2040	1,649,646
1,192,328	Series 2010-3688	4.00%	07/15/2029	1,225,392
5,083,938	Series 2010-3726(d)	5.81%	09/15/2040	650,708
184,663	Series 2010-3738(d)	11.29%	10/15/2040	184,628
153,913	Series 2010-3739(d)	9.52%	11/15/2039	155,837
58,193	Series 2010-3745(d)	9.52%	10/15/2040	58,492
1,600,324	Series 2010-3745(d)	9.52%	10/15/2040	1,574,373
614,470	Series 2010-3747(d)	14.27%	10/15/2040	659,146
945,568	Series 2010-3758(d)	5.38%	05/15/2039	934,046
133,497	Series 2010-3764(d)	9.42%	11/15/2040	132,844
450,899	Series 2010-3766(d)	9.52%	11/15/2040	470,928
1,325,642	Series 2010-3768(d)	9.46%	12/15/2040	1,321,710
250,000	Series 2010-3779	4.00%	12/15/2030	266,816
750,000	Series 2010-3779	3.50%	12/15/2030	775,450
489,109	Series 2010-3779	4.50%	12/15/2040	482,130
181,908	Series 2010-3780(d)	9.42%	12/15/2040	182,036
231,374	Series 2011-3786(d)	9.02%	01/15/2041	232,201
1,895,937	Series 2011-3793(d)	9.32%	01/15/2041	1,927,496
1,047,691	Series 2011-3795	4.00%	01/15/2041	1,076,948
76,711	Series 2011-3796(d)	9.42%	01/15/2041	77,077
888,348	Series 2011-3796(d)	9.42%	01/15/2041	884,362
399,520	Series 2011-3798(d)	9.02%	11/15/2040	402,977
295,712	Series 2011-3805(d)	9.02%	02/15/2041	301,409
1,591,875	Series 2011-3806	5.50%	07/15/2034	1,871,104
600,000	Series 2011-3808	3.50%	02/15/2031	621,178
205,936	Series 2011-3809(d)	8.96%	02/15/2041	210,142
8,618,109	Series 2011-3815(d)	5.61%	02/15/2041	1,010,430
500,000	Series 2011-3824	3.50%	03/15/2031	517,442

  See Notes to Financial Statements.

26	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2012 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$2,000,000	Series 2011-3824(d)	6.86%	08/15/2036	$473,098
1,430,800	Series 2011-3838(d)	8.35%	04/15/2041	1,433,277
593,254	Series 2011-3857(d)	8.78%	05/15/2041	536,392
1,517,855	Series 2011-3863	5.50%	08/15/2034	1,769,045
1,922,699	Series 2011-3864(d)	8.66%	05/15/2041	1,982,580
1,042,014	Series 2011-3871	5.50%	06/15/2041	1,227,471
9,771,150	Series 2011-3872(d)	5.71%	06/15/2041	1,225,664
2,595,212	Series 2011-3877	4.50%	06/15/2041	2,841,417
1,848,564	Series 2011-3888	4.00%	07/15/2041	1,911,110
2,885,111	Series 2011-3894	4.50%	07/15/2041	2,942,666
835,770	Series 2011-3899(d)	12.77%	07/15/2041	840,745
2,059,068	Series 2011-3910	5.00%	08/15/2041	2,327,331
1,384,388	Series 2011-3924(d)	9.07%	09/15/2041	1,389,936
8,882,733	Series 2011-3925	3.00%	09/15/2021	767,664
	Federal Home Loan Mortgage Pool
2,405,330	Series Pool #G01840	5.00%	07/01/2035	2,598,339
1,083,990	Series Pool #G04587	5.50%	08/01/2038	1,179,850
1,386,334	Series Pool #G04817	5.00%	09/01/2038	1,495,193
2,347,568	Series Pool #G06871	6.00%	01/01/2042	2,595,992
	Federal National Mortgage Association Pool
677,006	Series Pool #555743	5.00%	09/01/2033	733,234
812,488	Series Pool #735382	5.00%	04/01/2035	879,588
2,020,775	Series Pool #735383	5.00%	04/01/2035	2,187,663
1,552,072	Series Pool #735484	5.00%	05/01/2035	1,678,795
3,259,612	Series Pool #889509	6.00%	05/01/2038	3,595,170
4,092,918	Series Pool #965025	6.50%	09/01/2038	4,614,553
3,335,288	Series Pool #995581	6.00%	01/01/2039	3,680,380
353,814	Series Pool #AH1140	4.50%	12/01/2040	369,245
465,558	Series Pool #AH4437	4.00%	01/01/2041	482,401
2,893,899	Series Pool #AH7309	4.00%	02/01/2031	3,071,850
3,773,513	Series Pool #AI6658	4.00%	08/01/2041	3,910,035
4,992,600	Series Pool #AK4039	4.00%	02/01/2042	5,173,227
2,239,005	Series Pool #MA0264	4.50%	12/01/2029	2,385,985
4,366,428	Series Pool #MA0353	4.50%	03/01/2030	4,650,333
1,788,660	Series Pool #MA0871	4.00%	10/01/2041	1,853,372
4,317,747	Series Pool #MA3894	4.00%	09/01/2031	4,583,254
	Federal National Mortgage Association REMICS
4,603,824	Series 2003-92	5.00%	09/25/2033	5,299,973
602,214	Series 2004-46(d)	5.76%	03/25/2034	79,274
1,557,829	Series 2006-101(d)	6.34%	10/25/2036	224,865
4,291,341	Series 2006-123(d)	6.08%	01/25/2037	622,618
1,108,086	Series 2007-102(d)	6.16%	11/25/2037	164,435
2,424,308	Series 2007-108(d)	6.12%	12/25/2037	365,816

  See Notes to Financial Statements.

Semi-Annual Report | March 31, 2012 (Unaudited)	27

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2012 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$371,325	Series 2007-30(d)	5.87%	04/25/2037	$44,797
6,278,693	Series 2007-38(d)	5.84%	05/25/2037	793,124
412,442	Series 2007-51(d)	5.86%	06/25/2037	53,436
873,062	Series 2007-53(d)	5.86%	06/25/2037	109,277
5,172,155	Series 2007-57(d)	6.38%	10/25/2036	817,578
1,438,833	Series 2008-14	5.50%	03/25/2038	1,638,884
5,201,242	Series 2008-3(d)	6.22%	02/25/2038	786,485
6,309,922	Series 2008-56(d)	5.82%	07/25/2038	810,453
1,610,700	Series 2008-81	5.50%	09/25/2038	1,825,004
2,785,421	Series 2009-111	5.00%	01/25/2040	3,127,276
6,942,784	Series 2009-111(d)	6.01%	01/25/2040	902,374
777,844	Series 2009-28(d)	5.76%	04/25/2037	100,350
1,703,571	Series 2009-41	4.50%	06/25/2039	1,807,218
3,250,583	Series 2009-42(d)	5.76%	06/25/2039	400,894
7,141,728	Series 2009-47(d)	5.86%	07/25/2039	928,239
4,600,172	Series 2009-62(d)	5.86%	08/25/2039	584,820
1,498,635	Series 2009-66(d)	5.56%	02/25/2038	194,365
2,248,572	Series 2009-68(d)	5.01%	09/25/2039	242,670
3,762,000	Series 2009-80	4.50%	10/25/2039	4,084,870
425,965	Series 2010-109(d)	52.05%	10/25/2040	599,190
1,655,593	Series 2010-111(d)	5.76%	10/25/2040	217,053
530,865	Series 2010-112	4.00%	10/25/2040	548,303
1,932,890	Series 2010-34(d)	4.69%	04/25/2040	180,196
418,937	Series 2010-4(d)	5.99%	02/25/2040	66,718
1,000,000	Series 2010-58(d)	11.85%	06/25/2040	1,251,445
2,442,647	Series 2010-75	4.50%	07/25/2040	2,629,929
1,530,505	Series 2010-9(d)	5.06%	02/25/2040	163,413
364,613	Series 2010-90(d)	5.76%	08/25/2040	48,786
1,045,458	Series 2011-113(d)	9.32%	11/25/2041	1,052,632
3,927,590	Series 2011-127	4.00%	12/25/2041	3,897,736
4,545,150	Series 2011-141	4.00%	01/25/2042	4,581,630
500,000	Series 2011-16	3.50%	03/25/2031	514,428
185,808	Series 2011-18(d)	9.00%	03/25/2041	189,634
2,619,228	Series 2011-2	4.00%	02/25/2041	2,680,469
164,814	Series 2011-2(d)	9.11%	02/25/2041	165,099
101,174	Series 2011-23(d)	8.82%	02/25/2041	102,084
1,000,000	Series 2011-25	3.00%	04/25/2026	1,028,050
500,000	Series 2011-29	3.50%	04/25/2031	514,600
369,833	Series 2011-35(d)	8.36%	04/25/2041	372,972
492,744	Series 2011-38(d)	8.42%	05/25/2041	499,037
1,200,000	Series 2011-48(d)	8.72%	06/25/2041	1,233,320
9,023,512	Series 2011-5(d)	6.16%	11/25/2040	1,163,194
1,193,325	Series 2011-72	5.50%	04/25/2037	1,398,013
1,842,402	Series 2011-77	4.00%	08/25/2041	1,844,720

  See Notes to Financial Statements.

28	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2012 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$120,887	Series 2011-8(d)	9.12%	02/25/2041	$122,080
10,000,000	Series 2012-29(d)	5.75%	04/25/2042	1,206,250
	Government National Mortgage Association
342,261	Series 2004-83(d)	5.84%	10/20/2034	56,590
391,973	Series 2008-6(d)	6.22%	02/20/2038	61,066
375,459	Series 2008-67(d)	5.76%	08/20/2038	59,361
267,744	Series 2009-10(d)	6.41%	02/16/2039	50,693
2,271,428	Series 2009-35	4.50%	05/20/2039	2,456,976
417,880	Series 2009-6(d)	5.71%	02/20/2038	64,901
3,964,990	Series 2009-75	5.00%	09/20/2039	4,499,431
775,374	Series 2010-61(d)	6.31%	09/20/2039	119,023
5,804,564	Series 2010-98	5.95%	03/20/2039	805,383
259,186	Series 2011-12(g)	Zero Coupon%	12/20/2040	185,273
2,614,850	Series 2011-45	4.50%	03/20/2041	2,778,121
4,721,885	Series 2011-69(g)	Zero Coupon%	05/20/2041	3,995,914
2,076,278	Series 2011-71	4.50%	02/20/2041	2,221,830
3,258,359	Series 2011-72(d)	5.91%	05/20/2041	512,781

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (Cost $182,175,493)				189,144,689

TOTAL INVESTMENTS - 89.40% (Cost $929,920,602)				952,938,353
CASH - 10.36%				110,385,035
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.24%				2,586,170

NET ASSETS - 100.00%				$1,065,909,558

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $53,289,488, which represents approximately 5.00% of net assets as of March 31, 2012.

(b)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of March 31, 2012, the aggregate market value of those securities was $26,827,676, representing 2.52% of net assets.

(c)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2012.

  See Notes to Financial Statements.

Semi-Annual Report | March 31, 2012 (Unaudited)	29

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2012 (Unaudited)

(d)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012.
(e)	Less than 0.005% of net assets.
(f)	Zero coupon bond reflects effective yield on the date of purchase.

Common Abbreviations:

Bhd - Berhad, a Malaysian public limited company.

BV - Besloten Vennootschap a Dutch private limited liability company.

CDO - Collateralized Debt Obligation.

JSC - Joint Stock Company.

LLC - Limited Liability Corp.

MLP – Master Limited Partnership.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OJSC - Open Joint Stock Company.

PLC - Public Limited Co.

REMICS - Real Estate Mortgage Investment Conduits.

REREMICS - Re-securitized Real Estate Mortgage Investment Conduits.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV - Sociedad Anonima de Capital Variable, a Spanish term for a publicly-traded company. The term is most common in Mexico.

SAA - Sociedad Anónima Abierta - A publicly traded corporation.

SAB de CV - A variable capital company.

SAC - Sociedad Anónima Cerrada - A privately held corporation.

SARL - Société à responsabilité limitée, is a private limited liability corporate entity.

  See Notes to Financial Statements.

30	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Core Opportunity Fund
Statement of Assets and Liabilities	March 31, 2012 (Unaudited)

ASSETS:
Investment in securities:
At cost	$371,154,188

At value	$440,485,460

Cash	117,596,465
Receivable for fund investments sold	3,432,073
Dividends receivable	1,147,965
Receivable for fund shares sold	378,801
Prepaid expenses and other assets	23,718

Total Assets	563,064,482

LIABILITIES:
Interest due on facility loan fee	7,799
Payable for fund investments purchased	2,988
Payable for fund shares redeemed	730,123
Payable to Adviser	472,938
Payable for Fund Accounting and Administration fees	16,101
Accrued 12b-1 fees	118,234
Payable for Excise Tax	39,624
Other accrued expenses	63,235

Total Liabilities	1,451,042

Net Assets	$561,613,440

NET ASSETS CONSIST OF:
Paid-in capital	$489,391,996
Overdistributed net investment income	(5,418,620)
Accumulated net realized gain on investments	8,308,792
Net unrealized appreciation on investments	69,331,272

Net Assets	$561,613,440

PRICING OF SHARES:
Net Assets	$561,613,440
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	46,867,957

Net Asset Value Per Share and Offering and Redemption Price Per Share	$11.98

Minimum Redemption Price Per Share(a)	$11.74

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

  See Notes to Financial Statements.

Semi-Annual Report | March 31, 2012 (Unaudited)	31

RiverNorth/DoubleLine Strategic Income Fund
Statement of Assets and Liabilities	March 31, 2012 (Unaudited)

ASSETS:
Investment in securities:
At cost	$929,920,602

At value	$952,938,353

Cash	110,385,035
Receivable for fund shares sold	21,817,808
Interest receivable	5,369,269
Receivable for fund investments sold	1,761,687
Dividends receivable	927,271
Prepaid expenses and other assets	60,134

Total Assets	1,093,259,557

LIABILITIES:
Interest due on facility loan fee	11,332
Payable for fund investments purchased	25,990,898
Payable for fund shares redeemed	600,267
Payable to Adviser	627,091
Payable for Fund Accounting and Administration fees	41,038
Accrued 12b-1 fees - Class R Shares	67,964
Other accrued expenses	11,409

Total Liabilities	27,349,999

Net Assets	$1,065,909,558

NET ASSETS CONSIST OF:
Paid-in capital	$1,040,469,869
Overdistributed net investment income	(740,979)
Accumulated net realized gain on investments	3,162,917
Net unrealized appreciation on investments	23,017,751

Net Assets	$1,065,909,558

PRICING OF SHARES:
Class I Shares
Net Assets	$711,939,178
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	65,188,565

Net Asset Value Per Share and Offering and Redemption Price Per Share	$10.92

Minimum Redemption Price Per Share(a)	$10.70

Class R Shares
Net Assets	$353,970,380
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	32,380,383

Net Asset Value Per Share and Offering and Redemption Price Per Share	$10.93

Minimum Redemption Price Per Share(a)	$10.71

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

  See Notes to Financial Statements.

32	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Core Opportunity Fund
Statement of Operations	For the Six Months Ended March 31, 2012 (Unaudited)

INVESTMENT INCOME:
Dividend income	$9,115,463
Other income	6,012

Total Investment Income	9,121,475

EXPENSES:
Investment Adviser fee	2,585,068
12b-1 fees	646,267
Administration expenses	94,415
Excise tax expenses	39,624
Compliance expenses	36,056
Registration expenses	33,055
Custodian expenses	27,206
Transfer agent expenses	24,151
Report printing expenses	23,556
Facility loan fee	22,152
Legal expenses	18,485
Insurance expenses	10,073
Audit expenses	9,615
24f-2 expenses	4,224
Trustee expenses	3,205
Miscellaneous expenses	12,152

Total Expenses	3,589,304

Net Investment Income	5,532,171

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	8,552,589
Long-term capital gain distributions from other investment companies	2,212,488

Net change in unrealized appreciation on:
Investments	64,047,519

Net Realized and Unrealized Gain on Investments	74,812,596

Net Increase in Net Assets Resulting from Operations	$80,344,767

  See Notes to Financial Statements.

Semi-Annual Report | March 31, 2012 (Unaudited)	33

RiverNorth/DoubleLine Strategic Income Fund
Statement of Operations	For the Six Months Ended March 31, 2012 (Unaudited)

INVESTMENT INCOME:
Dividend income	$5,837,059
Interest income	17,412,912
Other income	15,633

Total Investment Income	23,265,604

EXPENSES:
Investment Adviser fee	2,664,965
12b-1 fees - Class R Shares	286,583
Administration expenses	170,331
Repayment of previously waived fees	138,963
Transfer agent expenses	63,537
Registration expenses	49,725
Compliance expenses	35,857
Custodian expenses	33,595
Facility loan fee	32,187
Report printing expenses	27,618
Legal expenses	20,330
24f-2 expenses	15,876
Offering costs	13,659
Audit expenses	10,745
Trustee expenses	2,926
Insurance expenses	476
Miscellaneous expenses	11,256

Total Net Expenses	3,578,629

Net Investment Income	19,686,975

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments	3,283,265
Net change in unrealized appreciation on:
Investments	21,449,605

Net Realized and Unrealized Gain on Investments	24,732,870

Net Increase in Net Assets Resulting from Operations	$44,419,845

  See Notes to Financial Statements.

34	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Core Opportunity Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,532,171	$12,191,243
Net realized gain on investments and total return swap contracts	8,552,589	26,373,281
Long-term capital gain distributions from other investment companies	2,212,488	594,886
Net change in unrealized appreciation/(depreciation) on investments	64,047,519	(58,239,398)
Net increase/(decrease) in net assets resulting from operations	80,344,767	(19,079,988)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(20,499,992)	(10,698,525)
From net realized gains on investments	(21,513,345)	–
Net decrease in net assets from distributions to shareholders	(42,013,337)	(10,698,525)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	82,815,856	269,665,868
Reinvestment of distributions	41,181,736	10,615,314
Cost of shares redeemed	(88,937,539)	(154,776,438)
Redemption fees(a)	26,804	47,707
Net increase in net assets from capital share transactions	35,086,857	125,552,451
Net Increase in Net Assets	73,418,287	95,773,938
NET ASSETS:
Beginning of period	488,195,153	392,421,215
End of period (including undistributed/(overdistributed) net investment income of $(5,418,620) and $9,549,201, respectively)	$561,613,440	$488,195,153

OTHER INFORMATION:
Share Transactions:
Shares sold	7,075,854	21,737,508
Shares issued in reinvestment of distributions	3,792,057	874,408
Shares redeemed	(7,657,345)	(12,704,972)
Net increase from share transactions	3,210,566	9,906,944

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

  See Notes to Financial Statements.

Semi-Annual Report | March 31, 2012 (Unaudited)	35

RiverNorth/DoubleLine Strategic Income Fund
Statement of Changes in Net Assets

	For the Six Months Ended March 31, 2012 (Unaudited)	For the Period December 30, 2010 (Inception) to September 30, 2011
NET INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$19,686,975	$5,615,997
Net realized gain on investments	3,283,265	1,435,993
Net change in unrealized appreciation on investments	21,449,605	1,568,146
Net increase in net assets resulting from operations	44,419,845	8,620,136

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Class I Shares	(14,440,472)	(3,907,229)
Class R Shares	(6,734,155)	(1,480,090)
From net realized gains on investments:
Class I Shares	(704,354)	–
Class R Shares	(352,655)	–
Net decrease in net assets from distributions to shareholders	(22,231,636)	(5,387,319)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	384,817,273	336,502,966
Reinvestment of distributions	13,507,441	3,614,658
Cost of shares redeemed	(34,190,013)	(9,964,884)
Redemption fees(a)	40,814	63,388
Net increase in net assets from capital share transactions	364,175,515	330,216,128

Class R Shares
Proceeds from shares sold	230,701,929	148,631,281
Reinvestment of distributions	6,862,925	1,458,797
Cost of shares redeemed	(32,555,379)	(9,172,641)
Redemption fees(a)	93,175	76,802
Net increase in net assets from capital share transactions	205,102,650	140,994,239

Net Increase in Net Assets	591,466,374	474,443,184

NET ASSETS:
Beginning of period	474,443,184	–
End of period (including undistributed/(overdistributed) net investment income of $(740,979) and $746,673, respectively)	$1,065,909,558	$474,443,184

36	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund
Statement of Changes in Net Assets (Continued)

	For the Six Months Ended March 31, 2012 (Unaudited)	For the Period December 30, 2010 (Inception) to September 30, 2011
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	35,701,131	32,006,388
Shares issued in reinvestment of distributions	1,257,434	344,024
Shares redeemed	(3,174,478)	(945,934)
Net increase from share transactions	33,784,087	31,404,478

Class R Shares
Shares sold	21,384,460	14,101,059
Shares issued in reinvestment of distributions	638,290	138,616
Shares redeemed	(3,017,734)	(864,308)
Net increase from share transactions	19,005,016	13,375,367

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

  See Notes to Financial Statements.

Semi-Annual Report | March 31, 2012 (Unaudited)	37

RiverNorth Core Opportunity Fund
Financial Highlights

Net asset value - beginning of period

Income/(Loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments(a)
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)

Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)
Portfolio turnover rate

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

  See Notes to Financial Statements.

39	(888) 848-7569 | www.rivernorthfunds.com

For a share outstanding throughout the periods presented.

For the Six Months Ended March 31, 2012 (Unaudited)		For the Year Ended September 30, 2011		For the Year Ended September 30, 2010		For the Year Ended September 30, 2009		For the Year Ended September 30, 2008	For the Period December 27, 2006 (Inception) to Period ended September 30, 2007

$ 11.18		$11.63		$10.57		$8.72		$10.74	$10.00

0.13		0.32		0.21		0.32		0.42	0.11
1.69		(0.45)		1.30		1.76		(2.10)	0.63

1.82		(0.13)		1.51		2.08		(1.68)	0.74

(0.47)		(0.32)		(0.45)		(0.23)		(0.23)	–
(0.55)		–		–		0.00	(b)	(0.12)	–

(1.02)		(0.32)		(0.45)		(0.23)		(0.35)	–

0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.01	0.00	(b)

0.80		(0.45)		1.06		1.85		(2.02)	0.74

$ 11.98		$11.18		$11.63		$10.57		$8.72	$10.74

17.23%	(d)	(1.33%)		14.72%		25.06%		(16.08%)	7.40%	(d)

$ 561,613		$488,195		$392,421		$275,482		$133,330	$18,748

1.39%	(f)	1.45%		1.45%		1.53%		1.65%	1.95%	(f)

1.39%	(f)	1.45%		1.45%		1.53%		1.59%	2.21%	(f)
2.14%	(f)	2.57%		1.95%		3.80%		4.15%	1.45%	(f)
2.14%	(f)	2.57%		1.95%		3.80%		4.21%	1.19%	(f)
15%	(d)	38%		38%		215%		304%	75%d	(d)

Semi-Annual Report | March 31, 2012 (Unaudited)	39

RiverNorth/DoubleLine Strategic Income Fund	Class I
Financial Highlights	For a share outstanding throughout the periods presented.

	For the Six Months Ended March 31, 2012 (Unaudited)		For the Period December 30, 2010 (Inception) to September 30, 2011

Net asset value - beginning of period	$10.59		$10.00
Income from investment operations:
Net investment income(a)	0.30		0.42
Net realized and unrealized gain on investments(a)	0.36		0.46
Total income from investment operations	0.66		0.88

Less distributions:
From net investment income	(0.31)		(0.30)
From net realized gain on investments	(0.02)		–
Total distributions	(0.33)		(0.30)
Paid-in capital from redemption fees(a)	0.00	(b)	0.01
Net increase in net asset value	0.33		0.59
Net asset value - end of period	$10.92		$10.59

Total Return(c)	6.34%	(d)	8.97%	(d)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$711,939		$332,664
Ratio of expenses to average net assets including fee waivers and reimbursements/repayment of previously waived fees(e)	0.93%	(f)	0.95%	(f)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	0.93%	(f)	1.08%	(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements/repayment of previously waived fees(e)	5.61%	(f)	5.31%	(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)	5.61%	(f)	5.18%	(f)
Portfolio turnover rate	27%	(d)	64%	(d)

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.

40	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Class R
Financial Highlights	For a share outstanding throughout the periods presented.

	For the Six Months Ended March 31, 2012 (Unaudited)		For the Period December 30, 2010 (Inception) to September 30, 2011

Net asset value - beginning of period	$10.60		$10.00
Income from investment operations:
Net investment income(a)	0.29		0.40
Net realized and unrealized gain on investments(a)	0.36		0.46
Total income from investment operations	0.65		0.86

Less distributions:
From net investment income	(0.30)		(0.28)
From net realized gain on investments	(0.02)		–
Total distributions	(0.32)		(0.28)
Paid-in capital from redemption fees(a)	0.00	(b)	0.02
Net increase in net asset value	0.33		0.60
Net asset value - end of period	$10.93		$10.60

Total Return(c)	6.22%	(d)	8.88%	(d)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$353,970		$141,779
Ratio of expenses to average net assets including fee waivers and reimbursements/repayment of previously waived fees(e)	1.17%	(f)	1.20%	(f)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.17%	(f)	1.33%	(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements/repayment of previously waived fees(e)	5.40%	(f)	5.11%	(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)	5.40%	(f)	4.99%	(f)
Portfolio turnover rate	27%	(d)	64%	(d)

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2012 (Unaudited)	41

RiverNorth Funds	Notes to Financial Statements
March 31, 2012 (Unaudited)

1. ORGANIZATION

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of RiverNorth Funds (the “Trust” or “Funds”) on July 18, 2006 and commenced investment operations on December 27, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long- term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The Strategic Income Fund and the Core Opportunity Fund are the only series currently authorized by the Trustees. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (the “Sub- Adviser”). The investment objective of the Strategic Fund is current income and overall total return.

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on March 31, 2012.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value as described in Note 3.

SECURITY TRANSACTIONS AND RELATED INCOME: The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt

42	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Funds	Notes to Financial Statements
March 31, 2012 (Unaudited)

securities held by the Trust to meet their obligations may be affected by economic and political developments in a specific country or region.

OTHER: The Funds have held certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of the cost of investments or as a realized gain, respectively.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“the Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of each Fund’s assets, subtracting their liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. For the six months ended March 31, 2012, the Core Opportunity Fund and the Strategic Income Fund received redemption fees of $26,804 and $133,989, respectively.

EXPENSES: Some expenses of the Trust can be directly attributed to the Fund or the Fund specific share class. Expenses which cannot be directly attributed are apportioned among all Funds and Fund series classes in the Trust based on average net assets.

FEDERAL INCOME TAXES: The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the six months ended March 31, 2012, neither Fund had a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. The Core Opportunity Fund incurred a nominal amount of interest and penalties related to the under distribution of its excise tax requirement and these amounts are included in excise tax expense in the statement of operations. The Funds are not subject to examination by U.S. federal tax authorities for tax years prior to 2007, as applicable.

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. Post-enactment carry forwards must be utilized before pre-enactment carry forwards.

Semi-Annual Report | March 31, 2012 (Unaudited)	43

RiverNorth Funds	Notes to Financial Statements
March 31, 2012 (Unaudited)

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Funds.

3. SECURITIES VALUATION AND FAIR VALUE MANAGEMENT

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

44	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Funds	Notes to Financial Statements
March 31, 2012 (Unaudited)

•

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds, exchange-traded funds, holding and investment management companies, preferred stocks, and real estate investment trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the- counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Trust will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. These securities will be classified as Level 2 securities.

Rights are generally valued by using the last sale price, which would result in a classification as a Level 2 security. In the absence of a last sale price, the rights will be fair-valued by the Adviser or Sub-Adviser, which would result in a classification as a Level 3 security.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of

Semi-Annual Report | March 31, 2012 (Unaudited)	45

RiverNorth Funds	Notes to Financial Statements
March 31, 2012 (Unaudited)

valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser or Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at March 31, 2012 in valuing the Funds’ assets:

RiverNorth Core Opportunity Fund

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$342,606,966	$–	$–	$342,606,966
Mutual Funds	30,216,539	–	–	30,216,539
Exchange-Traded Funds	53,997,100	–	–	53,997,100
Holding & Investment Management Companies	1,352,901	–	–	1,352,901
Preferred Stocks	3,993,101	–	–	3,993,101
Real Estate Investment Trusts	8,318,853	–	–	8,318,853

Total	$440,485,460	$–	$–	$440,485,460

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RiverNorth Funds	Notes to Financial Statements
March 31, 2012 (Unaudited)

RiverNorth/DoubleLine Strategic Income Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$194,481,340	$–	$–	$194,481,340
Preferred Stocks	15,041,907	–	–	15,041,907
Real Estate Investment Trusts	4,071,186	–	–	4,071,186
Foreign Corporate Bonds	–	56,809,902	–	56,809,902
U.S. Corporate Bonds	–	93,932,312	–	93,932,312
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	12,160,818	–	12,160,818
Non-Agency Collateralized Mortgage Obligations	–	264,041,623	–	264,041,623
U.S. Government Bonds and Notes	–	123,254,576	–	123,254,576
U.S. Government / Agency Mortgage Backed Securities	–	189,144,689	–	189,144,689

Total	$213,594,433	$739,343,920	$–	$952,938,353

The Funds did not hold any investments at the beginning or end of the period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

There were no significant transfers into and out of Levels 1 and 2 during the current period presented. It is the Funds’ policy to recognize transfers into and out of the Levels 1 and 2 at the end of the reporting period.

4.	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser serves as the investment adviser to the Funds. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objectives and policies. As compensation for its management services, the Core Opportunity Fund and the Strategic Income Fund are obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% and 0.75%, respectively, of the average daily net assets of the Funds. For the six months ended March 31, 2012, the Adviser earned investment advisory fees from the Core Opportunity Fund and Strategic Income Fund of $2,585,068 and $2,803,928, respectively. At March 31, 2012, the Funds owed the Adviser $472,938 and $627,091 for advisory services to the Core Opportunity Fund and the Strategic Income Fund, respectively.

Semi-Annual Report | March 31, 2012 (Unaudited)	47

RiverNorth Funds	Notes to Financial Statements
March 31, 2012 (Unaudited)

The Sub-Adviser is the investment sub-adviser to the Strategic Income Fund. Under the terms of the sub-advisory agreement, the Sub-Adviser, subject to the supervision of the Adviser and the Board of Trustees of the Trust, provides or arranges to be provided to the Strategic Income Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the portion of assets managed in the Strategic Income Fund consistent with the Strategic Income Fund’s investment objective and policies. As compensation for its sub-advisory services, the Adviser is obligated to pay the Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of the average daily net assets of the Strategic Income Fund.

The Adviser has contractually agreed to defer the collection of the Core Opportunity Fund fees and/or reimburse expenses, but only to the extent necessary to limit net annual operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Core Opportunity Fund invests; and extraordinary expenses) to 1.60% of the average daily net assets of the Fund through January 31, 2013. Each deferral of fees or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses were incurred, provided that the Fund is able to make the repayment without exceeding the above expense limitations. For the year ended September 30, 2011, there were no fee deferrals or reimbursements by the Adviser and there were no carryovers from prior years of amounts recoupable to the Adviser.

The Adviser has contractually agreed to defer the collection of the Strategic Income Fund management fees and/or reimburse expenses, but only to the extent necessary to limit total annual operating expenses (excluding brokerage fees and commissions; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Strategic Income Fund invests; and extraordinary expenses), including amortized offering costs, at 0.95% of the average daily net assets for the Class I shares and 1.20% for the Class R shares of the Fund through January 31, 2013. Each deferral of fees or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses were incurred, provided that the Fund is able to make the repayment without exceeding the above expense limitations. During the period ended March 31, 2012 the Adviser received $138,963 in repayment of previously waived management fees, as disclosed on the Statement of Operations.

ALPS Fund Services, Inc. (“ALPS”) provides the Funds with fund administration and fund accounting services. For the six months ended March 31, 2012, ALPS earned fees of $264,746 for administrative services provided to the Funds. At March 31, 2012, ALPS was owed $57,139 from the Funds for administrative services. Certain officers of the Trust are members of management and/or employees of ALPS.

The Northern Trust Company (the “Custodian”) serves as the Fund’s custodian. For the six months ended March 31, 2012, the Custodian earned fees of $60,801 from the Funds for custody services. At March 31, 2012, the Custodian was owed $1,344 by the Funds for custody services.

ALPS acts as the Fund’s transfer agent. For the six months ended March 31, 2012, ALPS earned fees of $87,688 for transfer agent services. At March 31, 2012, the Funds owed ALPS $6,041 for transfer agent services.

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RiverNorth Funds	Notes to Financial Statements
March 31, 2012 (Unaudited)

The Funds have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”). The Plan permits the Funds to pay the Adviser for distribution and promotion expenses related to marketing shares of the Funds. The amount payable annually by the Core Opportunity and Strategic Income Fund Class R Shares is 0.25% and 0.25%, respectively, of the average daily net assets. Under the Plan the Trust may engage in any activities related to the distribution of Fund shares. During the six months ended March 31, 2012, the Core Opportunity Fund and Strategic Income Fund Class R Shares accrued 12b-1 expenses of $646,267 and $286,583, of which $118,234 and $67,964 was unpaid, respectively.

ALPS Distributors, Inc. (the “Distributor”) acts as the sole distributor of the Funds. There were no payments to the Distributor by the Funds during the six months ended March 31, 2012.

5.	INVESTMENTS TRANSACTIONS

Investment transactions for the six months ended March 31, 2012, excluding U.S. Government Obligations and temporary short-term investments, were as follows:

	Cost of investments purchased	Proceeds from investments sold
RiverNorth Core Opportunity Fund	$64,697,495	$98,582,652
RiverNorth/DoubleLine Strategic Income Fund	509,540,508	87,170,557

Investment transactions in U.S. Government Obligations for the six months ended March 31, 2012 were as follows:

	Cost of investments purchased	Proceeds from investments sold
RiverNorth/DoubleLine Strategic Income Fund	$162,686,278	$90,693,848

Net unrealized appreciation/(depreciation) of investments based on federal tax cost as of March 31, 2012, were as follows:

	RiverNorth Core Opportunity Fund	RiverNorth/DoubleLine Strategic Income Fund
Gross appreciation on investments (excess of value over tax cost)	$75,215,667	$29,717,124
Gross depreciation on investments (excess of value over tax cost)	(7,785,864)	(6,897,662)
Net unrealized appreciation	67,429,803	22,819,462
Cost of investments for income tax purposes	373,055,657	930,118,891

6.	REVOLVING LINE OF CREDIT

The Funds have a $50,000,000 Revolving Credit Agreement with The Northern Trust Company. Borrowings under this arrangement are secured by investments held in each Fund’s portfolio and bear interest at the Federal Funds Rate in effect on the day the loan is made plus 1.15% or a

Semi-Annual Report | March 31, 2012 (Unaudited)	49

RiverNorth Funds	Notes to Financial Statements
March 31, 2012 (Unaudited)

minimum of 1.75%, whichever is greater. For unloaned balances the Funds pay a facility fee equal to the product of $50,000,000 less the principal amount of loans outstanding and 0.15%, this fee is reported on the Statements of Operations as Facility Loan Fee. As of March 31, 2012, there was no outstanding balance and there were no borrowings made during the period ended.

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. Beneficial owners owning more than 25% of the voting securities for the benefit of their customers of each class of each fund, as of March 31, 2012, are listed below:

Fund	Shareholder Name	Percentage Interest
RiverNorth Core Opportunity Fund	National Financial Services, LLC	58.25%
RiverNorth/DoubleLine Strategic Income Fund - Class I	Charles Schwab	25.45%
RiverNorth/DoubleLine Strategic Income Fund - Class R	Charles Schwab	29.21%

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RiverNorth Funds	Additional Information
March 31, 2012 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (888) 848-7569 and (2) from Form N-PX filed by the Funds with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Funds’ first Form N-Q was filed with the SEC on February 26, 2007. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operations of the Public Reference Room). You may also obtain copies by calling the Funds at 1-888-848-7569.

Semi-Annual Report | March 31, 2012 (Unaudited)	51

RiverNorth Funds	Notes

52	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Funds

RiverNorth Core Opportunity Fund

RiverNorth/DoubleLine Strategic Income Fund

Board of Trustees

Patrick W. Galley, CFA, Chairman

Kevin M. Hinton

James G. Kelley

John S. Oakes

Investment Adviser

RiverNorth Capital Management, LLC

Transfer Agent, Administrator and

Dividend Disbursing Agent

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Custodian

The Northern Trust Company

Legal Counsel

Thompson Hine LLP

Independent Registered

Public Accounting Firm

Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the RiverNorth Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2.	Code of Ethics.

NOT APPLICABLE – disclosed with annual report.

Item 3.	Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report.

Item 4.	Principal Accountant Fees and Services.

NOT APPLICABLE - disclosed with annual report.

Item 5.	Audit Committee of Listed Companies.

NOT APPLICABLE – applies to listed companies only.

Item 6.	Schedule of Investments.

NOT APPLICABLE – schedule filed with Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

NOT APPLICABLE – applies to closed-end funds only.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only.

Item 10.	Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Not Applicable – filed with annual report.

	(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

	(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1during the period.

	(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  RiverNorth Funds

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	June 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer

Date:	June 8, 2012

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer

Date:	June 8, 2012